Performance Management - Spear Alpha ETF	Oct. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Total Return Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the NASDAQ Composite Total Return Index, another comparative index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at https://spear-funds.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	Performance is also shown for the NASDAQ Composite Total Return Index, another comparative index that represents the asset classes in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart Closing [Text Block]	The calendar year-to-date total return of the Fund as of September 30, 2026, was 25.09%. During the period of time shown in the bar chart, the highest quarterly return was 49.60% for the quarter ended June 30, 2025, and the lowest quarterly return was -31.61% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	25.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	49.60%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	Spear Alpha ETF1-YearSince Inception8/3/21Return Before Taxes42.10%16.07%Return After Taxes on Distributions42.10%16.04%Return After Taxes on Distributions and Sale of Shares24.92%12.89%NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)21.14%11.68%S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)17.88%12.05%After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	https://spear-funds.com